SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2016 USD ($) yr mo shares
Summary Of Significant Accounting Policies 1	$ 3,700,000
Summary Of Significant Accounting Policies 2	3,800,000
Summary Of Significant Accounting Policies 3	2,600,000
Summary Of Significant Accounting Policies 4	$ 5,000,000
Summary Of Significant Accounting Policies 5 | yr	46
Summary Of Significant Accounting Policies 6 | mo	12
Summary Of Significant Accounting Policies 7	75.00%
Summary Of Significant Accounting Policies 8	$ 50,000,000,000
Summary Of Significant Accounting Policies 9 | mo	12
Summary Of Significant Accounting Policies 10 | mo	12
Summary Of Significant Accounting Policies 11	5.00%
Summary Of Significant Accounting Policies 12	0
Summary Of Significant Accounting Policies 13	685,000
Summary Of Significant Accounting Policies 14 | shares	76,368
Summary Of Significant Accounting Policies 15	$ 273,000
Summary Of Significant Accounting Policies 16	201,000
Summary Of Significant Accounting Policies 17	$ 201,000
Summary Of Significant Accounting Policies 18	6.1425